UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number: _____
	This Amendment (Check only one.):  	[  ] is a restatement.
							[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:			Mark Robinson
Address:		5045 Lorimar Drive, Suite 180
			Plano, Texas 75093

Form 13F File Number:	28-05311

	FORM 13F INFORMATION TABLE
                                                                                                 SOLE
                                                                 VALUE   SHARES/  SH/ INVSTMT   VOTING
        NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN  DSCRETN  AUTHORITY
------------------------------      ---------------- --------- -------- -------- ---   ----      ---
Costco Wholesale                    COM              22160K105  3,651     91,682  SH   SOLE      Yes
Texas Instruments                   COM              882508104  3,624    109,495  SH   SOLE      Yes
Masco                               COM              574599106  3,524    128,370  SH   SOLE      Yes
Citigroup                           COM              172967101  3,336     67,379  SH   SOLE      Yes
Costco Wholesale                    COM              22160K105  3,393     87,847  SH   SOLE      Yes
United Parcel Service               COM              911312106  2,750     44,529  SH   SOLE      Yes
Dover                               COM              260003108  2,565     73,290  SH   SOLE      Yes
Schlumberger                        COM              806857108  2,502     53,799  SH   SOLE      Yes
Texas Instruments                   COM              882508104  2,449    103,347  SH   SOLE      Yes
Citigroup                           COM              172967101  2,442     63,023  SH   SOLE      Yes
Home Depot                          COM              437076102  2,375     64,671  SH   SOLE      Yes
Masco                               COM              574599106  2,354     86,815  SH   SOLE      Yes
Microsoft                           COM              594918104  2,250     41,134  SH   SOLE      Yes
NIKE                                COM              654106103  2,162     40,290  SH   SOLE      Yes
Interpublic Group                   COM              460690100  2,137     86,324  SH   SOLE      Yes
Emerson                             COM              291011104  1,940     36,257  SH   SOLE      Yes
Alcoa                               COM              013817101  1,896     57,205  SH   SOLE      Yes
MBNA                                COM              55262L100  1,887     57,050  SH   SOLE      Yes
Schwab (Charles)                    COM              808513105  1,858    165,914  SH   SOLE      Yes
BP Plc. ADR                         COM              055622104  1,794     35,524  SH   SOLE      Yes
BankAmerica                         COM              060505104  1,721     24,471  SH   SOLE      Yes
Cisco Systems                       COM              17275R102  1,717    123,074  SH   SOLE      Yes
SBC Communications                  COM              78387G103  1,699     55,717  SH   SOLE      Yes
Allied Holdings                     COM              019223106  1,695    323,450  SH   SOLE      Yes
Gap                                 COM              364760108  1,683    118,526  SH   SOLE      Yes
Nokia ADR                           COM              654902204  1,649    113,856  SH   SOLE      Yes
Boeing                              COM              097023105  1,615     35,878  SH   SOLE      Yes
Carlisle                            COM              142339100  1,546     34,380  SH   SOLE      Yes
Disney (Walt)                       COM              254687106  1,514     80,105  SH   SOLE      Yes
HSBC Holdings ADR                   COM              404280406  1,478     25,390  SH   SOLE      Yes
Applied Materials                   COM              038222105  1,478     77,688  SH   SOLE      Yes
Martin Marietta Materials           COM              573284106  1,408     36,095  SH   SOLE      Yes
Universal Forest Products           COM              913543104  1,381     58,980  SH   SOLE      Yes
GATX                                COM              361448103  1,270     42,180  SH   SOLE      Yes
Manitowoc                           COM              563571108  1,215     34,235  SH   SOLE      Yes
Countrywide Credit                  COM              222372104  1,180     24,455  SH   SOLE      Yes
Coca-Cola                           COM              191216100  1,043     18,630  SH   SOLE      Yes
Southwest Airlines                  COM              844741108    835     51,664  SH   SOLE      Yes
Dell Computer                       COM              247025109    762     29,152  SH   SOLE      Yes
Cadbury Schweppes ADR               COM              127209302    743     24,618  SH   SOLE      Yes
McGraw-Hill                         COM              580645109    716     11,995  SH   SOLE      Yes
Goodrich                            COM              382388106    498     18,231  SH   SOLE      Yes
SunGard Data Systems                COM              867363103    470     17,750  SH   SOLE      Yes
Federal Signal                      COM              313855108    431     17,955  SH   SOLE      Yes
National Instruments                COM              636518102    418     12,840  SH   SOLE      Yes
Electronic Data Systems             COM              285661104    411     11,052  SH   SOLE      Yes
Exxon Mobil                         COM              316390699    375      9,156  SH   SOLE      Yes
Pfizer                              COM              717081103    342      9,765  SH   SOLE      Yes
Apache                              COM              037411105    335      5,826  SH   SOLE      Yes
Yahoo!                              COM              984332106    321     21,750  SH   SOLE      Yes
EMC                                 COM              268648102    247     32,768  SH   SOLE      Yes
Inet Technologies                   COM              45662V105    233     34,590  SH   SOLE      Yes
UICI                                COM              902737105    160      7,868  SH   SOLE      Yes
Intel                               COM              458140100    143      7,820  SH   SOLE      Yes
General Electric                    COM              369604103    111      3,808  SH   SOLE      Yes
Johnson & Johnson                   COM              478160104    105      2,010  SH   SOLE      Yes

Report Summary:

Number of Other Included Managers: __0__
Form 13F Information Table  Entry Total:  ___56___
Form  13F Information Table Value Total ($1,000s): $69,700
List of Other Included Managers: none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]